Accrued Expenses and Other Current Liabilities - Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Salary and welfare payable	¥ 96,451		¥ 88,665
Accrued operating expenses	12,721		11,895
Refund liabilities	10,886		211
Payable for acquisitions of property and equipment	2,247		2,250
Other tax payable	975		1,401
Accrued expenses and other current liabilities	¥ 123,280	$ 17,628	¥ 104,422